Non-Interest Income (Schedule Of Non-Interest Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rental income on operating leases	$ 550.9	$ 539.3	$ 531.7	$ 530.6	$ 546.5	$ 535.0	$ 519.6	$ 491.9	$ 2,152.5	$ 2,093.0	$ 1,897.4
Factoring commissions									116.5	120.2	122.3
Fee revenues									108.6	93.1	101.5
Gains on sales of leasing equipment									101.1	98.4	130.5
Gains on investments									0.9	39.0	8.2
Loss on OREO sales									(5.4)
Gains (losses) on derivatives and foreign currency exchange									(32.9)	(37.8)	1.0
(Loss) gains on loan and portfolio sales									(47.3)	34.3	48.8
Impairment on assets held for sale									(59.6)	(100.7)	(124.0)
Other revenues									37.6	58.9	93.0
Total other income	$ 30.4	$ 39.2	$ 63.5	$ 86.4	$ 116.4	$ 24.2	$ 93.7	$ 71.1	219.5	305.4	381.3
Total non-interest income									2,372.0	2,398.4	2,278.7
CIT Group Inc. [Member]
Total other income									$ 128.8	$ 103.8	$ (4.6)